OPERATING LEASES - Schedule Of Maturities Of Operating Lease Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Maturities of operating lease liabilities
2026	¥ 95,961
2027	41,788
2028	16,665
2029	8,847
2030	2,788
Total undiscounted lease payments	166,049
Less: imputed interest	(8,006)
Total operating lease liabilities	¥ 158,043	¥ 302,127